Non-current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current financial assets
Cash reserve related to the liquidity agreement	€ 80	€ 45
Guarantee deposit related to the non-convertible bonds	320	320
Miscellaneous	13	17
Total non-current financial assets	€ 413	€ 382